Share-based Payments - Schedule of Activities in RSUs, RSAs and Other Contingently Issuable Shares Outstanding and Related Information (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares
Restricted Stock Units
Disclosure Of Share Based Payments [Line Items]
Number of Instruments, Beginning balance | shares	638,350	100,383	195,937
Instruments Granted | shares	1,127,149	715,224	14,383
Instruments Forfeited | shares	(91,613)	(48,754)	(15,991)
Instruments Released | shares	(353,693)	(128,503)	(93,946)
Number of Instruments, Ending balance | shares	1,320,193	638,350	100,383
Weighted average grant date fair value, Beginning balance | $	$ 134.79	$ 63.87	$ 42.46
Weighted average grant date fair value, Granted | $	161.50	137.15	168.24
Weighted average grant date fair value, Forfeited | $	143.13	118.96	34.93
Weighted average grant date fair value, Released | $	138.66	98.52	40.12
Weighted average grant date fair value, Ending balance | $	$ 155.98	$ 134.79	$ 63.87
Restricted Stock Awards
Disclosure Of Share Based Payments [Line Items]
Number of Instruments, Beginning balance | shares	41,280	61,880	61,880
Instruments Granted | shares	0	0	0
Instruments Forfeited | shares	0	0	0
Instruments Released | shares	(41,280)	(20,600)	0
Number of Instruments, Ending balance | shares	0	41,280	61,880
Weighted average grant date fair value, Beginning balance | $	$ 90.65	$ 90.65	$ 90.65
Weighted average grant date fair value, Granted | $	0	0	0
Weighted average grant date fair value, Forfeited | $	0	0	0
Weighted average grant date fair value, Released | $	90.65	90.65	0
Weighted average grant date fair value, Ending balance | $	$ 0	$ 90.65	$ 90.65
Other
Disclosure Of Share Based Payments [Line Items]
Number of Instruments, Beginning balance | shares	162,320	0	0
Instruments Granted | shares	34,450	162,320	0
Instruments Forfeited | shares	0	0	0
Instruments Released | shares	(40,580)	0	0
Number of Instruments, Ending balance | shares	156,190	162,320	0
Weighted average grant date fair value, Beginning balance | $	$ 145.21	$ 0	$ 0
Weighted average grant date fair value, Granted | $	145.14	145.21	0
Weighted average grant date fair value, Forfeited | $	0	0	0
Weighted average grant date fair value, Released | $	145.21	0	0
Weighted average grant date fair value, Ending balance | $	$ 145.19	$ 145.21	$ 0